As filed with the Securities and Exchange Commission November 2, 2004

File Nos. 333-59868

811-7060

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 73	☒

(Check Appropriate Box or Boxes)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

(Exact Name of Registrant)

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
(Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California	92660
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

(Depositor’s Telephone Number, including Area Code)

(800) 989-3752

(Name and Address of Agent for Service)

Richard C. Pearson

Executive Vice President

MetLife Investors Insurance Company of California

22 Corporate Plaza Drive

Newport Beach, California 92660

(949) 629-1317

Copies to:

W. Thomas Conner

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004

(202) 383-0590

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on (date) pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

The prospectus and statement of additional information dated May 1, 2004, as supplemented May 1, 2004, for the Class C contracts included in Post-Effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-59868) filed on April 29, 2004 pursuant to paragraph (b) of Rule 485, are incorporated herein by reference.

The supplement dated August 2, 2004 to the prospectus dated May 1, 2004 for the Class C contracts included in Post-Effective Amendment No. 5 to the registration statement on Form N-4 (File No. 333-59868) filed on July 19, 2004 pursuant to paragraph (b) of Rule 485, is incorporated herein by reference.

METLIFE INVESTORS INSURANCE COMPANY

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

FIRST METLIFE INVESTORS INSURANCE COMPANY

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

METLIFE INVESTORS USA INSURANCE COMPANY

METLIFE INVESTORS USA SEPARATE ACCOUNT A

SUPPLEMENT DATED NOVEMBER 3, 2004

TO

PROSPECTUSES DATED MAY 1, 2004 (as supplemented)

This Supplement updates information contained in the prospectuses dated May 1, 2004 (as supplemented), for the Class/Series VA, XC, L, and C variable annuity contracts (the “contracts”) issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (“we”, “us”, or “our”). This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus (or the supplement(s) to the prospectus), write to us at 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901 or call us at (800) 343-8496 to request a free copy.

MetLife Asset Allocation Program

Effective as of the close of business on November 19, 2004, the asset allocation program currently offered in connection with the contracts, “The Asset Allocation Solution,” will be terminated and a new program, the “MetLife Asset Allocation Program,” will be available.

Contract owners may allocate new purchase payments to the MetLife Asset Allocation Program effective November 22, 2004.

Contract owners that participated in The Asset Allocation Solution and all other contract owners may transfer all or a portion of their account value to one or more of the portfolios under the MetLife Asset Allocation Program. Transfer requests received on or before November 19, 2004 will be processed at the applicable investment portfolio net asset values calculated on that date. Transfer requests received after that date will be processed on the date received or the next occurring business day at that day’s net asset value.

Contract owners considering a transfer of account value from investment portfolios within The Asset Allocation Solution to the portfolios within the MetLife Asset Allocation Program (the “MetLife asset allocation portfolios” or “Portfolios”) should keep in mind that these Portfolios may invest in different investment portfolios than those in The Asset Allocation Solution strategies, and the MetLife asset allocation portfolios will have management fees and administrative expenses of the type associated with the other investment portfolios available under the contracts.

Contract owners that participated in The Asset Allocation Solution that do not elect to transfer their account value to a MetLife asset allocation portfolio will continue to remain invested in their current investment portfolios. However, those contract owners’ account values will no longer be automatically reallocated or updated annually, and contract owners and their investment professionals will be responsible for any reallocation of their investment mix.

SUPP - FF - VA, XC, L, C

Description of the MetLife Asset Allocation Program

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC (“Met Investors Advisory”), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

MetLife Asset Allocation Portfolios
MetLife Defensive Strategy Portfolio
MetLife Moderate Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Growth Strategy Portfolio
MetLife Aggressive Strategy Portfolio

Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a Portfolio invests based on, among other things, Met Investors Advisory’s investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each Portfolio’s asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. At least approximately every 90 days, the Portfolios will be rebalanced to their previously established target allocations.

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each Portfolio’s investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

Fees and Expenses

The Fee Tables and Examples contained in the prospectus for the contracts (as supplemented) describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The following information supplements the “Investment Portfolio Expenses” table in the prospectus.

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MetLife Asset Allocation Portfolio Expenses

(as a percentage of the average daily net assets of an investment portfolio)

Met Investors Series Trust	MetLife Defensive Strategy Portfolio(1)(2)	MetLife Moderate Strategy Portfolio(1)(2)	MetLife Balanced Strategy Portfolio(1)(2)	MetLife Growth Strategy Portfolio(1)(2)	MetLife Aggressive Strategy Portfolio(1)(2)
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
12b-1/Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.94%	0.52%	0.52%	0.52%	0.94%

Total Annual Portfolio Expenses	1.29%	0.87%	0.87%	0.87%	1.29%
Contractual Expense Subsidy or Deferral	0.94%	0.52%	0.52%	0.52%	0.94%
Net Total Annual Portfolio Expense(3)	0.35%	0.35%	0.35%	0.35%	0.35%
(1)	The Portfolios commenced operations on November 3, 2004 and portfolio expenses are estimated for the year ended December 31, 2004.
(2)	Because the Portfolios invest in other underlying investment portfolios, each Portfolio also will bear its pro-rata portion of the operating expenses of the underlying investment portfolios in which the Portfolio invests, including the management fee, which is not reflected in the above table. The total annual portfolio expenses of the Portfolios, including the operating expenses of the underlying investment portfolios (as of June 30, 2004) in which the Portfolios currently intend to invest, could range from 0.89% to 1.39% for the MetLife Defensive Strategy Portfolio, 0.89% to 1.39% for the MetLife Moderate Strategy Portfolio, 0.89% to 1.39% for the MetLife Balanced Strategy Portfolio, 0.89% to 1.39% for the MetLife Growth Strategy Portfolio and 0.95% to 1.39% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the Portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory.
(3)	The Net Total Annual Portfolio Expenses reflect contractual arrangements under which the investment manager of the Portfolios has agreed to waive and/or pay expenses of the Portfolios. Each of these arrangements terminates on April 30, 2006 (excluding optional extensions). Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager. The Portfolios provided the information on their expenses, and we have not independently verified the information.

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Description of the MetLife Asset Allocation Portfolios

Brief descriptions of the MetLife asset allocation portfolios are provided below. For additional information about the Portfolios and the underlying investment portfolios in which the Portfolios invest, you should refer to the prospectuses for the Portfolios and the underlying investment portfolios.

MetLife Defensive Strategy Portfolio

Investment Objective: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

MetLife Moderate Strategy Portfolio

Investment Objective: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

MetLife Balanced Strategy Portfolio

Investment Objective: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

MetLife Growth Strategy Portfolio

Investment Objective: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

MetLife Aggressive Strategy Portfolio

Investment Objective: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

Merger of the Met/Putnam Research Portfolio into the Oppenheimer Capital Appreciation Portfolio

Effective November 22, 2004, the Met/Putnam Research Portfolio of the Met Investors Series Trust will be merged into the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust. The Oppenheimer Capital Appreciation Portfolio is an existing investment option under your contract. Following the date of the merger, the Met/Putnam Research Portfolio will no longer be an available investment option under your contract. On and after November 22, 2004, any purchase payments or transfers of account value, including transfers in connection with dollar cost averaging or rebalancing programs, allocated to the Met/Putnam Research Portfolio will automatically be invested in the Oppenheimer Capital Appreciation Portfolio. Any withdrawals or transfers of account value from the Met/Putnam Research Portfolio will automatically be withdrawn instead from the Oppenheimer Capital Appreciation Portfolio.

Anticipated Merger of MetLife Investors Distribution Company

with and into General American Distributors

Subject to regulatory approval, it is anticipated that on or about December 1, 2004, the principal underwriter of the contracts, MetLife Investors Distribution Company, will be merged with and into its affiliate, General American Distributors (“GAD”), a registered broker-dealer. As a result of the merger, GAD will become the principal underwriter of the contracts. As a part of the merger, the name of GAD will be changed to MetLife Investors Distribution Company and the executive offices will be changed to 22 Corporate Plaza Drive, Newport Beach, CA 92660. It is not anticipated that the merger will impact the distribution of the contracts or the level of compensation paid in connection with such distribution.

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Prospectus Revision

The following replaces the paragraph immediately preceding “Met Investors Series Trust (Class B)” in the section entitled “Investment Options” in the prospectus:

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based upon a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

PLEASE READ AND RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR YOUR REFERENCE. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE.

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PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

1.	Report of Independent Auditors.

2.	Statement of Assets and Liabilities as of December 31, 2003.

3.	Statement of Operations for the year ended December 31, 2003.

4.	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5.	Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.	Report of Independent Auditors.

2.	Balance Sheets as of December 31, 2003 and 2002.

3.	Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4.	Statements of Stockholder’s Equity for the years ended December 31, 2003, 2002 and 2001.

5.	Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

6.	Notes to Financial Statements.

b. Exhibits

1. (i)	Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (adopted March 24, 1992 and certified October 7, 1997)(1)

(ii)	Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(13)

2.	Not Applicable.

3.	Form of Principal Underwriter’s Agreement(7)

(ii)	Principal Underwriter’s and Selling Agreement (effective January 1, 2001)(13)

(iii)	Amendment to Principal Underwriter’s and Selling Agreement (effective January 1, 2002)(13)

4. (i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract(6)

(ii)	Enhanced Dollar Cost Averaging Rider(6)

(iii)	Three Month Market Entry Rider(6)

(iv)	Death Benefit Rider - (Principal Protection)(6)

(v)	Death Benefit Rider - (Compounded-Plus)(6)

(vi)	Death Benefit Rider - (Annual Step-Up)(6)

(vii)	Guaranteed Minimum Income Benefit Rider - (Living Benefit)(6)

(viii)	Additional Death Benefit Rider - (Earnings Preservation Benefit)(6)

(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(6)

(x)	Terminal Illness Rider(6)

(xi)	Individual Retirement Annuity Endorsement(6)

(xii)	Roth Individual Retirement Annuity Endorsement(6)

(xiii)	401 Plan Endorsement(6)

(xiv)	Tax Sheltered Annuity Endorsement(6)

(xv)	Unisex Annuity Rates Rider(6)

(xvi)	Endorsement (Name Change effective February 5, 2001. Metlife Investors Insurance Company of California; Predecessor: Cova Financial Life Insurance Company)(8)

(xvii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(10)

(xviii)	Form of Guaranteed Withdrawl Benefit Rider - (GWB) MLI-690-1 (7/04)(13)

(xix)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 9028-2 (7/04)(13)

(xx)	Individual Retirement Annuity Endorsement 9023.1 (9/02)(13)

(xxi)	Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(13)

(xxii)	401(a)/403(a) Plan Endorsement 9025.1 (9/02)(13)

(xxiii)	Tax Sheltered Annuity Endorsement 9026.1 (9/02)(13)

(xxiv)	Simple Individual Retirement Annuity Endorsement 9276 (9/02)(13)

5. (i)	Form of Variable Annuity Application(6)

(ii)	Form of Variable Annuity Application [Classes AA, B, C, L, VA and XC] 9029 (7/04) APPVA - 504 VACA(13)

6. (i)	Copy of Articles of Incorporation of the Company(2)

(ii)	Copy of the Bylaws of the Company(2)

7.	Automatic Reinsurance Agreement between MetLife Investors Insurance Company of California and Exeter Reassurance Company, Ltd.(9)

8. (i)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Distribution Company and Met Investors Insurance Company of California (February 12, 2001)(9)

(ii)	First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Met Investors Insurance Company of California (September 14, 2001 to 2/12/01)(9)

(iii)	Form of Participation Agreement among Metropolitan Series Fund, Inc. Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California (May 1, 2000)(12)

9. (i)	Opinion and Consent of Counsel(11)

10. (i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

(ii)	Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

(iii)	Consent of Counsel (MetLife Investors Insurance Company of California) (filed herewith)

11.	Not Applicable.

12.	Not Applicable.

13.	Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper. (11)

(1)	incorporated herein by reference to Cova Variable Life Account Five’s Initial Registration Statement on Form S-6 (File No. 333-37559) as filed electronically on October 9, 1997.

(2)	incorporated herein by reference to Cova Variable Annuity Account Five’s Pre-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on November 19, 1997.

(3)	incorporated herein by reference to Cova Variable Annuity Account Five’s Post-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on February 11, 1998.

(4)	incorporated herein by reference to Cora Variable Annuity Account Five’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 033-50174 and 811-07060) as filed electronically on April 29, 1998.

(5)	incorporated herein by reference to Cora Variable Annuity Account Five’s Post-Effective Amendment No. 9 to Form N-4 (File Nos. 033-50174 and 811-7060) as filed electronically on April 29, 1999.

(6)	incorporated herein by reference to Registrant’s N-4 (File Nos. 333-54016 and 811-7060) as filed electronically January 19, 2001.

(7)	incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on March 6, 2001.

(8)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2001.

(9)	incorporated herein by reference to Registrant’s Post Effective Amendment No. 5 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2003.

(10)	incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as filed electronically on April 27, 2004.

(11)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016 and 811-07060) as electronically filed on April 28, 2004.

(12)	incorporated herein by reference to Cova Variable Life Account Five’s Pre-Effective Amendment No. 1 to Form S-6/A (File No. 333-69852) as filed electronically on December 20, 2001.

(13)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 19, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address	Positions and Offices with Depositor

Michael K. Farrell 22 Corporate Plaza Drive Newport Beach, CA 92660	Chairman of the Board, President, Chief Executive Officer and Director

Susan A. Buffum 334 Madison Avenue Convent Station, NJ 07961	Director

James P. Bossert 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Financial Officer and Director

Michael R. Fanning 501 Boylston Street Boston, MA 02116	Director

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Director

George Foulke 501 Route 22 Bridgewater, NJ 08807	Director

Hugh C. McHaffie 501 Boylston Street Boston, MA 02116	Executive Vice President and Director

Kevin J. Paulson 4700 Westown Parkway West Des Moines, IA 50266	Senior Vice President

Richard C. Pearson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, General Counsel, Secretary and Director

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President

Leonard M. Bakal 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101

Jeffrey A. Tupper 22 Corporate Plaza Drive Newport Beach, CA 92660	Assistant Vice President and Director

Debora L. Buffington 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, Director of Compliance

Betty Davis 1125 - 17th Street Denver, CO 80202	Vice President

Brian C. Kiel 501 Route 22 Bridgewater, NJ 08807	Vice President, Appointed Actuary

Christopher A. Kremer 501 Boylston Street Boston, MA 02116	Vice President

Marian J. Zeldin 501 Route 22 Bridgewater, NJ 08907	Vice President

Karen A. Johnson 501 Boylston Street Boston, MA 02116	Vice President

Deron J. Richens 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Anthony J. Williamson 1 Metlife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company of California under California insurance law. MetLife Investors Insurance Company of California is a wholly-owned direct subsidiary of MetLife Investors Insurance Company which in turn is a direct subsidiary of Cova Corporation which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES AS OF SEPTEMBER 30, 2004

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2004. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

B.	MetLife Bank National Association (USA)

C.	Exeter Reassurance Company, Ltd. (Bermuda)

D.	MetLife Taiwan Insurance Company Limited (Taiwan)

E.	Metropolitan Insurance and Annuity Company (DE)

1.	TH Tower NGP, LLC (DE)

2.	Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

3.	TH Tower Leasing, LLC (DE)

F.	MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G.	MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

1.	MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H.	MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.	MetLife Mexico Services, S.A. dè C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.	Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.	MetLife Securities, Inc. (DE)

L.	Enterprise General Insurance Agency, Inc. (DE)

1.	MetLife General Insurance Agency of Texas, Inc. (DE)

2.	MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	Met P&C Managing General Agency, Inc. (TX)

5.	MetLife Auto & Home Insurance Agency, Inc. (RI)

6.	Metropolitan Group Property and Casualty Insurance Company (RI)

a)	Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

7.	Metropolitan Lloyds, Inc. (TX)

a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

8.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

N.	Cova Corporation (MO)

1.	Texas Life Insurance Company (TX)

a)	Texas Life Agency Services, Inc. (TX)

b)	Texas Life Agency Services of Kansas, Inc. (KS)

2.	Cova Life Management Company (DE)

3.	MetLife Investors Insurance Company (MO)

a)	MetLife Investors Insurance Company of California (CA)

b)	First MetLife Investors Insurance Company (NY)

O.	Metropolitan Tower Life Insurance Company (DE)

P.	N.L. Holding Corp. (DEL) (NY)

1.	Nathan & Lewis Associates, Inc. (NY)

a)	Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

b)	Nathan and Lewis Associates of Texas, Inc. (TX)

Q.	Walnut Street Securities, Inc. (MO)

1.	Walnut Street Advisers, Inc. (MO)

R.	MetLife Investors Group, Inc. (DE)

1.	MetLife Investors USA Insurance Company (DE)

2.	MetLife Investors Distribution Company (DE)

3.	Met Investors Advisory, LLC (DE)

4.	MetLife Investors Financial Agency, Inc. (TX)

S.	MetLife International Holdings, Inc. (DE)

1.	Natiloportem Holdings, Inc. (DE)

a)	Servicios Administrativos Gen, S.A. de C.V. (Mexico)

2.	MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

3.	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

4.	Metropolitan Life Seguros de Retiro S.A. (Argentina)- 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

5.	Metropolitan Life Seguros de Vida S.A. (Argentina)- 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

a)	Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

6.	MetLife Insurance Company of Korea Limited (South Korea)

7.	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

T.	Metropolitan Life Insurance Company (NY)

1.	334 Madison Avenue BTP-D Holdings, LLC (DE)

2.	334 Madison Avenue BTP-E Holdings, LLC (DE)

3.	334 Madison Avenue Euro Investments, Inc. (DE)

a)	Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

(1)	Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

4.	St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

5.	One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

6.	CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

7.	GA Holding Corp. (MA)

8.	CRH Co., Inc. (MA)

9.	L/C Development Corporation (CA)

10.	Benefit Services Corporation (GA)

11.	Thorngate, LLC (DE)

12.	Alternative Fuel I, LLC

13.	Transmountain Land & Livestock Company (MT)

14.	MetPark Funding, Inc. (DE)

15.	HPZ Assets LLC (DE)

16.	MetDent, Inc. (DE)

17.	Missouri Reinsurance (Barbados), Inc. (Barbados)

18.	Metropolitan Tower Realty Company, Inc. (DE)

19.	P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

20.	MetLife (India) Private Ltd. (India)

21.	Metropolitan Marine Way Investments Limited (Canada)

22.	MetLife Private Equity Holdings, LLC (DE)

23.	Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

24.	23rd Street Investments, Inc. (DE)

a)	Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

b)	Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

25.	Metropolitan Realty Management, Inc. (DE)

a)	Cross & Brown Company (NY)

(1)	CBNJ, Inc. (NJ)

26.	Hyatt Legal Plans, Inc. (DE)

a)	Hyatt Legal Plans of Florida, Inc. (FL)

27.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

28.	SSRM Holdings, Inc. (DE)- Employees of State Street Research & Management Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

a)	State Street Research & Management Company (DE)

(1)	State Street Research Investment Services, Inc. (MA)

b)	SSR Realty Advisors, Inc. (DE)

(1)	Metric Management, Inc. (DE)

(2)	Metric Assignor, Inc. (CA)

(3)	SSR AV, Inc. (DE)

(4)	SSR Development Partners LLC (DE)

(5)	Metric Property Management, Inc. (DE)

(6)	Metric Realty (IL) - 50% is owned by SSR Realty Advisors, Inc. and 50% is owned by Metric Property Management, Inc.

29.	Bond Trust Account A (MA)

30.	Metropolitan Asset Management Corporation (DE)

a)	MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

(1)	MetLife Capital CFLI Holdings, LLC (DE)

(a)	MetLife Capital CFLI Leasing, LLC (DE)

b)	MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

c)	MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

d)	MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

e)	MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

f)	MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

31.	New England Life Insurance Company (MA)

a)	MetLife Advisers, LLC (MA)

b)	New England Securities Corporation (MA)

(1)	Hereford Insurance Agency, Inc. (MA)

c)	Newbury Insurance Company, Limited (Bermuda)

d)	New England Pension and Annuity Company (DE)

e)	Omega Reinsurance Corporation (AZ)

32.	GenAmerica Financial Corporation (MO)

a)	GenAmerica Capital I (DE)

b)	General American Distributors, Inc. (MO)

c)	General American Life Insurance Company (MO)

(1)	Paragon Life Insurance Company (MO)

(2)	GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

(3)	Krisman, Inc. (MO)

(4)	White Oak Royalty Company (OK)

(5)	Equity Intermediary Company (MO)

(a)	Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

(i)	Reinsurance Company of Missouri, Incorporated (MO)

(A)	RGA Reinsurance Company (MO)

(aa)	Fairfield Management Group, Inc. (MO)

(a.1)	Reinsurance Partners, Inc. (MO)

(a.2)	Great Rivers Reinsurance Management, Inc. (MO)

(a.3)	RGA (U.K.) Underwriting Agency Limited (United Kingdom)

(ii)	Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

(iii)	RGA Sigma Reinsurance SPC (Cayman Islands)

(iv)	RGA Capital Trust I (DE)

(v)	RGA Americas Reinsurance Company, Ltd.

(Barbados)

(vi)	RGA Reinsurance Company (Barbados) Ltd.

(Barbados)

(A)	RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

(vii)	RGA Life Reinsurance Company of Canada (Canada)

(viii)	RGA International Corporation (Nova Scotia)

(A)	RGA Financial Products Limited (Canada)

(ix)	RGA Holdings Limited (U.K.) (United Kingdom)

(A)	RGA UK Services Limited (United Kingdom)

(B)	RGA Capital Limited U.K. (United Kingdom)

(C)	RGA Reinsurance (UK) Limited (United Kingdom)

(x)	RGA South African Holdings (Pty) Ltd. (South Africa)

(A)	RGA Reinsurance Company of South Africa Limited (South Africa)

(xi)	RGA Australian Holdings PTY Limited (Australia)

(A)	RGA Reinsurance Company of Australia Limited (Australia)

(B)	RGA Asia Pacific PTY, Limited (Australia)

(xii)	General American Argentina Seguros de Vida, S.A. (Argentina)

(xiii)	RGA Argentina S.A. (Argentina)

(xiv)	Malaysia Life Reinsurance Group Berhad (Malaysia)- 30% interest of Malaysia Life Reinsurance Group Berhad is held by Reinsurance Group of America, Incorporated.

(xv)	RGA Technology Partners, Inc. (MO)

(xvi)	RGA International Reinsurance Company (Ireland)

The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships (“MILPs”), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

5) New England Life Insurance Company (“NELICO”), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer’s shares.

7) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 30, 2004, there were 79 qualified contract owners and 110 non-qualified contract owners of Class C contracts.

ITEM 28. INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that: This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust;

MetLife Investors USA Separate Account A;

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account Five;

MetLife Investors Variable Life Account One; and

First MetLife Investors Variable Annuity Account One.

(b)	MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address	Positions and Offices with Underwriter
Richard C. Pearson	President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget	Executive Vice President, Chief Marketing
260 Madison Avenue	Officer and Director
New York, NY 10016

Edward C. Wilson	Executive Vice President, Chief Distribution
22 Corporate Plaza Drive	Officer and Director
Newport Beach, CA 92660

James P. Bossert	Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell	Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski	Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311

Paul Hipworth	Executive Vice President, Chief Financial Officer
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana	Executive Vice President, Life Insurance
22 Corporate Plaza Drive	Distribution
Newport Beach, CA 92660

Helayne F. Klier	Executive Vice President
260 Madison Avenue
New York, NY 10016

Leslie Sutherland	Executive Vice President, Chief Sales Officer
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth	Vice President, National Accounts and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington	Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Dufault	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford	Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson	Treasurer
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

(c)	Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name Of Principal Underwriter	Net Underwriting Discounts And Commissions	Compensation On Redemption	Brokerage Commissions	Other Compensation
MetLife Investors Distribution Company	$11,225,106	0	0	0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)	Registrant

(b)	Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c)	State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

(d)	MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

(e)	MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

(f)	Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607

(g)	Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

(h)	Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. MetLife Investors Insurance Company of California (“Company”) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 1st day of November 2004.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (Registrant)

By:	METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

By:	/s/ Michael K. Farrell
Michael K. Farrell
President and Chief Executive Officer

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA (Depositor)

By:	/s/ Michael K. Farrell
Michael K. Farrell
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 1, 2004.

/s/ Michael K. Farrell*	Chairman of the Board, Chief Executive Officer, President and Director
Michael K. Farrell

/s/ James P. Bossert* James P. Bossert	Executive Vice President and Chief Financial Officer (Principal Accounting Officer) and Director

/s/ Susan A. Buffum*	Director
Susan A. Buffum

/s/ Michael R. Fanning*	Director
Michael R. Fanning

/s/ Elizabeth M. Forget*	Director
Elizabeth M. Forget

/s/ George Foulke*	Director
George Foulke

/s/ Hugh C. McHaffie*	Director
Hugh C. McHaffie

/s/ Richard C. Pearson*	Director
Richard C. Pearson

/s/ Jeffrey A. Tupper*	Director
Jeffrey A. Tupper

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact
November 1, 2004

*	MetLife Investors Insurance Company of California. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016/811-07060) filed as Exhibit 13 on April 28, 2004.

INDEX TO EXHIBITS

10	(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

10	(ii)	Consent of Counsel (Sutherland Asbill & Brennan LLP)

10	(iii)	Consent of Counsel (MetLife Investors Insurance Company of California)